Divestiture of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Summary of Net Gain Recognized in Connection with Divestiture

The following table summarizes the net gain recognized in connection with this divestiture (in thousands):

Adjusted net sale price	$148,871
2GIG assets (including cash of $3,383), net of liabilities	(109,053)
2.0 technology, net of amortization	16,903
Other	(9,855)

Net gain on divestiture	$46,866